Short-Term Borrowings and Long-Term Debt - Additional Information (Detail) ¥ / shares in Units, ¥ in Millions, $ in Millions		1 Months Ended			12 Months Ended
	Jul. 21, 2015 JPY (¥) TradingDay ¥ / shares	Sep. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2018 JPY (¥)	Mar. 31, 2017 JPY (¥)	Sep. 30, 2016 JPY (¥)
Debt Instrument [Line Items]
Unsecured bank loans in connection with acquiring Ericsson's 50% equity interest in Sony Ericsson | $				$ 1,365
Unsecured bank loans in connection with acquiring Ericsson's 50% equity interest in Sony Ericsson, repayment amount | $		$ 683	$ 682
Long-term debt including current portion					¥ 848,973	¥ 734,886
Securities Pledged as Collateral
Debt Instrument [Line Items]
Marketable securities and securities investments pledged as collateral, book value					38,375
Pledged housing loans, book value					306,589
Long-term secured loan					170,000
Minimum
Debt Instrument [Line Items]
Unsecured bank loans in connection with acquiring Ericsson's 50% equity interest in Sony Ericsson, maturity terms				6 years
Maximum
Debt Instrument [Line Items]
Unsecured bank loans in connection with acquiring Ericsson's 50% equity interest in Sony Ericsson, maturity terms				10 years
Committed Lines of Credit
Debt Instrument [Line Items]
Line of credit facility, remaining borrowing capacity					¥ 459,860
Line of credit facility, period up to which company can borrow					180 days
Commercial Paper Programs
Debt Instrument [Line Items]
Line of credit facility, remaining borrowing capacity					¥ 818,720
Line of credit facility, period up to which company can borrow					270 days
Repurchase agreement, weighted average interest rate of 0.01%
Debt Instrument [Line Items]
Securities investments pledged as collateral, book value					¥ 267,538
Secured Call Money Weighted Average Interest Rate 0.08% | Securities Pledged as Collateral
Debt Instrument [Line Items]
Marketable securities and securities investments pledged as collateral, book value					119,213
Cash settlements, variation margins of futures markets and certain other purposes
Debt Instrument [Line Items]
Marketable securities and securities investments pledged as collateral, book value					9,618
Unsecured zero coupon convertible bonds, due 2022
Debt Instrument [Line Items]
Long-term debt including current portion	¥ 120,000				¥ 119,976	¥ 120,000
Debt instrument interest rate	130.00%
Stock acquisition rights, start date	Sep. 01, 2015
Conversion price per common share | ¥ / shares	¥ 5,008.0
Amount in excess of dividends for which conversion price is adjusted | ¥ / shares	¥ 25
Debt instrument outstanding percentage	100.00%
Debt instrument redeemable date	Jul. 21, 2020
Debt instrument conversion price percentage on consecutive trading days	130.00%
Debt instrument, convertible, consecutive trading days | TradingDay	20
Basis for conversion bonds outstanding					If the closing sales price per share of Sony's common stock on the Tokyo Stock Exchange is 130% or more of the conversion price of the Zero Coupon Convertible Bonds for 20 consecutive trading days.
Unsecured zero coupon convertible bonds, due 2022 | Minimum
Debt Instrument [Line Items]
Stock acquisition rights, end date	Sep. 28, 2022
Conversion price per common share | ¥ / shares	¥ 3,526.5
Unsecured Debt
Debt Instrument [Line Items]
Aggregate principal amount newly issued for repayment of borrowings and debt							¥ 200,000